Financial Assets and Financial Liabilities - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Instruments [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets	¥ 0	¥ 0
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets	0	0
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities	0	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	0	0
Transfers out of Level 3 of fair value hierarchy, liabilities	¥ 0	¥ 0
Trade receivables [member] | Largest Customer
Disclosure Of Financial Instruments [Line Items]
Credit risk concentration	17.00%	7.00%
Trade receivables [member] | Five Largest Customers
Disclosure Of Financial Instruments [Line Items]
Credit risk concentration	47.00%	28.00%